SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2020 CNY (¥)
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents	$ 378,530		¥ 3,198,086	¥ 2,606,939	[1]	¥ 2,469,909
Restricted cash	36,358		71,056	427,546	[1]	237,239
Accounts receivable	18,811		3,398			122,742
Contract assets, net	114,969		2,398,685			750,174
Contract cost	10,043		160,003			65,529
Prepaid expenses and other assets	42,697		1,333,221			278,591
Financing receivables	192,106		29,612			1,253,494
Amounts due from related parties	135,480		988,853			884,006
Available-for-sale investments	26,899		460,991			175,515
Property, equipment and software, net	22,558		195,855			147,193
Deferred tax assets	2,566		45,407			16,745
Total assets	1,027,165		9,644,420			6,702,253
Liabilities:
Accounts payable	1,517		43,583			9,903
Amounts due to related parties	148,706		106,645			970,309
Deferred revenue	7,801		358,203			50,899
Accrued expenses and other liabilities	185,275		2,324,552			1,208,915
Secured borrowing	76,705		18,590			500,500
Refund liabilities	1,662		1,801,535	2,145,748		10,845
Deferred tax liabilities	5,937		218,888			38,741
Lease liabilities	12,545		282,334			81,854
Total liabilities	448,213		5,154,330			2,924,589
Net revenue	607,199	¥ 3,961,962	8,616,784	11,244,114	[1]
Net income	(106,168)	(692,748)	1,155,611	1,579,810	[1]
Net cash (used in) /provided by operating activities	43,222	282,028	274,168	(3,959,094)	[1]
Net cash provided/(used in) by investing activities	(275,351)	(1,796,663)	1,110,001	3,297,648	[1]
Net cash (used in)/provided by financing activities	$ 146,429	955,448	(1,149,705)	(788,022)	[1]
VIE's
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents			1,331,668			999,774
Accounts receivable			2,130			100,250
Contract assets, net			2,191,277			541,969
Contract cost			61,528			64,099
Prepaid expenses and other assets			897,187			228,094
Financing receivables			29,612			1,253,494
Amounts due from related parties			700,186			261,937
Available-for-sale investments			333,900			10,000
Property, equipment and software, net			11,496			109,061
Deferred tax assets			29,829			16,379
Right-of-use assets			16,454			96,861
Total assets			5,605,267			3,681,918
Liabilities:
Accounts payable			39,019			9,026
Amounts due to related parties			35,708			775,655
Deferred revenue			349,677			43,607
Accrued expenses and other liabilities			1,390,341			1,054,259
Secured borrowing						500,500
Refund liabilities			1,681,906
Deferred tax liabilities			209,747			13,985
Lease liabilities			15,734			73,537
Total liabilities			3,722,132			2,470,569
Net revenue		2,549,869	8,303,900	11,121,168
Net income		235,360	1,503,455	2,069,678
Net cash (used in) /provided by operating activities		974,840	846,367	(3,565,383)
Net cash provided/(used in) by investing activities		(1,202,842)	441,983	3,631,615
Net cash (used in)/provided by financing activities		¥ 862,000	¥ (787,737)	¥ (300,559)
VIE's | Asset pledged as collateral
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Total assets						¥ 0
Loan agreements
VIE arrangements
Threshold of foreign interest in VIE (as a percent)	100.00%	100.00%
Term of loans (years)	10 years	10 years

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.